Commitments and contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
20. Commitments and contingencies

Contractual commitments

As of December 31, 2016, the Partnership does not have material commitments for capital expenditures for its current business, except for the January 3, 2017 acquisition of a 51% ownership interest in Höegh LNG Colombia Holding Ltd., the owner of the entities that own and operate the Höegh Grace. Refer to note 26.

Claims and Contingencies

Indonesian corporate income tax

In 2015, the Indonesian Minister of Finance issued regulations that provided that Indonesian corporate taxpayers are subject to a limit in claiming interest expense as tax deduction where their debt to equity ratio exceeds 4:1 which was effective from January 1, 2016. Certain industries, including the infrastructure industry, are exempted from the debt to equity ratio requirements. The infrastructure industry is not defined in the regulations; however, additional guidance was expected to be provided in early 2016. As of December 31, 2016, the additional guidance had not been provided. Therefore, it is not certain if additional guidance will be provided to clarify whether our Indonesian subsidiary would qualify as part of the infrastructure industry and be exempted from the requirements. As a result, the limitations on the deductibility of interest expense have been applied for the year ended December 31, 2016, increasing the taxable income and the income tax expense of our Indonesian subsidiary. Due to the uncertainty of realizing the benefit of a 2013 tax loss carryforward in Indonesia, no income tax benefit was recognized. As a result of being able to utilize the prior year tax loss, a long-term income tax liability of $2.2 million was recognized for the year ended December 31, 2016 for the uncertain tax position (refer to note 9). To the extent that the long-term income tax liability becomes payable, the current income tax payable is expected to qualify for reimbursement by PGN LNG under terms of the time charter.

Based upon the Partnership’s experience in Indonesia, tax regulations, guidance and interpretation in Indonesia may not be always be clear and may be subject to alternative interpretations or changes in interpretation over time. Our Indonesian subsidiary is subject to examination by the Indonesian tax authorities for up to five years following the completion of a fiscal year. Tax examinations may lead to ordinary course adjustments or proposed adjustments to our taxes or tax loss carryforwards with respect to years under examination. The Partnership has recognized a provision in 2013 related to an uncertain tax position for the 2013 tax loss carryforward. It is reasonably possible within the next 12 months that our Indonesian subsidiary will be subject to a tax examination. Such an examination may or may not result in changes to our provisions on tax filings from 2013 through 2016. To date, there has been no tax audit on our operations in Indonesia.

PGN LNG claims including delay liquidated damages

Following certain delays, the time charter hire on the PGN FSRU Lampung commenced July 21, 2014 for the start of commissioning. During the commissioning to test the PGN FSRU Lampung project (including the Mooring) and the pipeline functionality, technical problems were identified on August 29, 2014. Following the completion of the commissioning, PGN LNG formally accepted and signed the Certificate of Acceptance dated October 30, 2014.

PT Hoegh LNG Lampung had commitments to pay a day rate for delay liquidated damages to PGN LNG for delays in achieving the scheduled arrival date or acceptance by the scheduled delivery date. PGN LNG issued invoices for $7.1 million for delay liquidated damages. PGN LNG also did not pay its time charter hire for September 2014 or October 2014.

The Partnership was indemnified under the omnibus agreement by Höegh LNG for both delay liquidated damages and any hire rate payments not received under the PGN FSRU Lampung time charter for the period commencing on August 12, 2014 through the acceptance date of the PGN FSRU Lampung. The Partnership filed indemnification claims for the September and October 2014 invoices not paid by PGN LNG of $6.5 million and $6.7 million, respectively, and received payments from Höegh LNG in September and October 2014, respectively. Indemnification for hire rate payments was accounted for consistent with the accounting policies for loss of hire insurance, and was recognized when the proceeds were received. Therefore, the Partnership recognized the payments from Höegh LNG for September 2014 and October 2014 as revenue.

During March 2015, an understanding with PGN LNG and PT Hoegh LNG Lampung was reached. Under the main terms of this understanding, PGN LNG would not pay the time charter hire for September 2014 or October 2014 and PT Hoegh LNG Lampung would not pay the delay liquidated damages. The delay liquidated damages that had been recorded to construction contract expenses were reversed as a result of the understanding for the year ended December 31, 2014. Since PT Hoegh LNG Lampung did not pay any delay liquidated damages to PGN LNG, the Partnership’s claim for indemnification from Höegh LNG was cancelled. On June 30, 2015, the formal Settlement and Release Agreement was signed by PT Hoegh LNG Lampung and PGN LNG formalizing the understanding. As a result, the Partnership has no further exposure to claims from PGN LNG or other parties associated with the delivery commitments and it has been fully indemnified by Höegh LNG for the loss of time charter hire payments.

As of December 31, 2014, a warranty allowance of $2.0 million was recorded to construction contract expenses related to the Mooring. The Partnership filed indemnification claims for the warranty allowance of $2.0 million which were to be paid to the Partnership by Höegh LNG when costs are incurred for the warranty. An additional warranty provision of $0.3 million was recorded in 2016. The Partnership filed an indemnification claim for the increased warranty allowance in the third quarter of 2016. As of December 31, 2016 and 2015, approximately $1.0 million of the warranty allowance had been used. Any indemnification payments received from Höegh LNG are subject to repayment to the extent the amounts are subsequently recovered from insurance.

The Partnership was indemnified by Höegh LNG for non-budgeted expenses (including repair costs) incurred in connection with the PGN FSRU Lampung project prior to the date of acceptance and for certain costs related to the restatement of the Partnership’s financial statements filed with the SEC on November 30, 2015. For the year ended December 31, 2015, the Partnership filed claims for indemnification of non-budgeted expenses (including the warranty provision, value added tax, withholding tax and costs related to the restatement of the Partnership’s financial statements) of $7.7 million. For the year ended December 31, 2016, the Partnership filed claims for indemnification for non-budgeted expenses and costs of $ 2.1 million, related to the restatement of the Partnership’s financial statement incurred in 2015, withholding taxes on time charter revenue, the warranty provision and other non-budgeted expenses. In the first quarter of 2017, the Partnership filed indemnifications claims for non-budgeted expenses and costs of $0.3 million principally related to non-budgeted expenses incurred in the fourth quarter of 2016. Refer to note 17 for additional information.

Indemnification payments of $ 2.4 million and $6.6 million were received from Höegh LNG for the years ended December 31, 2016 and 2015, respectively, and were recorded as a contribution to equity. No indemnification claims were filed or paid during 2014.

Höegh Gallant claims and indemnification

For the year ended December 31, 2016, repairs and maintenance was required for the Höegh Gallant resulting in short periods of reduced hire or off-hire. As a result, revenues were reduced, certain liquidated damages were due under the time charter with EgyptCo and higher costs and expenses were incurred. The Partnership filed claims of $1.3 million for indemnification of losses incurred in connection with the commencement of services under the time charter with EgyptCo due to start up technical issues and $0.1 million for other costs incurred which were recorded as a contribution to equity for the year ended December 31, 2016. Indemnification payments of $1.4 million were received from Höegh LNG for the years ended December 31, 2016 and were recorded as a contribution to equity. No indemnification claims were filed or paid during 2015. In the first quarter of 2017, the Partnership filed claims of $0.1 million for indemnification losses incurred in connection with the commencement of services under the time charter with EgyptCo for the fourth quarter of 2016.

Threatened claims and contingencies

There may be threatened claims and contingencies incidental to the normal conduct of the Partnership’s business. Notification was received of a threatened claim for a patent infringement for the process of offloading LNG. Following discussion of the parties, further notification was received in March 2017 that no action would be taken with respect to the threatened claim for the patent.